Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes

10. Income Taxes

The Company accounts for income taxes under FASB Accounting Standard Codification ASC 740, Income Taxes. ASC 740 requires use of the liability method. ASC 740 provides that deferred tax assets and liabilities are recorded based on the differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes, referred to as temporary differences. Deferred tax assets and liabilities at the end of each period are determined using the currently enacted tax rates applied to taxable income in the periods in which the deferred tax assets and liabilities are expected to be settled or realized.

Income tax expense (benefit) attributable to income from continuing operations differed from the amounts computed by applying the U.S. Federal income tax of 21% to pretax income from continuing operations as a result of the following:

	December 31,
	2021	2020
Provision (benefit) at statutory rate	$(816,000)	$(305,000)
Permanent differences	-	1,000
Temporary differences	206,000	79,000
Change in valuation allowance	610,000	225,000

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2021 and 2020, are presented below:

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforward	$4,357,000	$4,328,270
Other assets	248,000	217,000
Deferred tax assets	4,605,000	4,545,270

Deferred tax liabilities:	-	-
Net deferred tax assets	4,605,000	4,545,270
Valuation allowance	(4,605,000)	(4,545,270)

At December 31, 2021, we estimate net operating loss carryforwards of approximately $20,747,517 for federal income tax purposes expiring in 2022 through 2041. The ability of the Company to utilize these carryforwards may be difficult and directly dependent upon many factors outside of our control, including, but not limited to, changes in the legal and regulatory framework and the operational and corporate structure of the Company and shareholders, or sales or transfers of stock by or among shareholders. For example, when the Company has experienced a change of control as defined in the relevant provisions of the Internal Revenue Code of 1986, as amended, the use of any existing tax attributes would be severely limited. Also, obtaining value from the tax attributes is a function our return to profitable operations and the timeframe of that return. While we believe it is possible, there is no assurance that the Company will return to profitability in the future.

As of December 31, 2021, the Company had open tax years of 2020, 2019 and 2018 which are subject to examination by tax authorities.